PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation [Abstract]
Depreciation expense	$ 351,834	$ 354,486	$ 412,236
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	306,310	274,715	297,406
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	1,693	4,779	8,665
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	41,652	66,857	93,972
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 2,179	$ 8,135	$ 12,193